Shareholder Report, Holdings (Details) - Fidelity Series Floating Rate High Income Fund	Mar. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	58.40%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	89.10%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%